Long-Term Debt (Details)								6 Months Ended		12 Months Ended			24 Months Ended
	Jun. 02, 2015 USD ($)	Jun. 02, 2015 USD ($)	May. 21, 2015 USD ($)	Mar. 24, 2015	Mar. 23, 2015	May. 31, 2013 USD ($)	Oct. 01, 2012 USD ($)	Jun. 30, 2015 USD ($) item	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($)	Mar. 21, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 29, 2014 USD ($)	Aug. 30, 2013
Long-Term Debt
Borrowings								$ 658,000,000		$ 165,000,000	$ 1,041,450,000	$ 744,667,000
Repayments								(468,150,000)	$ (131,000,000)	(131,000,000)	(34,300,000)	$ (285,467,000)
Amortization of Forgiven Debt								(1,775,000)
PIK interest								1,187,000
Total debt								1,924,412,000		1,735,150,000			$ 1,735,150,000
Long-term debt								1,924,412,000		$ 1,735,150,000	1,701,150,000		$ 1,735,150,000
Unamortized Deferred Gain on Debt Forgiven								(132,827,000)
Principle Balance Outstanding								1,791,585,000
Drawdowns during the period								$ 33,000,000	$ 84,000,000
Leverage ratio										3.7			3.7
Midstates Sub
Long-Term Debt
Ownership interest (as a percent)							100.00%										100.00%
Any time before October 1, 2016
Long-Term Debt
Redemption price (as a percentage)								100.00%
Sixth Amendment | Fiscal quarter ending December 31, 2015
Long-Term Debt
Leverage ratio				4.5
Minimum
Long-Term Debt
Actual Debt to EBITDA								1.0
Maximum
Long-Term Debt
Leverage ratio								1.0
Senior Revolving Credit Facility, due 2018
Long-Term Debt
Carrying Value, beginning balance								$ 435,150,000
Borrowings								33,000,000
Repayments			$ (468,200,000)					(468,150,000)
Carrying Value, ending balance										$ 435,150,000			$ 435,150,000
Total debt										435,150,000	$ 401,150,000		435,150,000
Maximum borrowing capacity								750,000,000		750,000,000			750,000,000
Borrowing base								252,400,000							$ 525,000,000	$ 475,000,000
Drawdowns during the period								0
Outstanding letters of credit amount								$ 1,500,000		$ 1,400,000			$ 1,400,000
Weighted-average interest rate (as a percent)								2.90%	2.80%	2.80%	2.50%		2.80%
Commitment fee, option one (as a percent)								0.375%		0.375%
Commitment fee, option two (as a percent)								0.50%		0.50%
Period during which Company may request additional redetermination of borrowing base								6 months		6 months
Number of equal successive monthly payments to make repayment on reduction of borrowing base | item								6		6
Period for commencement of repayment of equal successive monthly payments following the administrative agent's notice regarding borrowing base reduction								30 days		30 days
Mortgage requirement- percentage of properties included in the borrowing base that are required to be subject to mortgages for the benefit of the lenders					80.00%
Actual Debt to EBITDA										3.7			3.7
Increase in borrowing capacity under the credit agreement	$ 252,400,000	$ 252,400,000
Senior Revolving Credit Facility, due 2018 | Fiscal quarter ending December 31, 2015
Long-Term Debt
Current ratio					4.0
Senior Revolving Credit Facility, due 2018 | Sixth Amendment
Long-Term Debt
Mortgage requirement- percentage of properties included in the borrowing base that are required to be subject to mortgages for the benefit of the lenders				90.00%
Senior Revolving Credit Facility, due 2018 | Seventh Amendment
Long-Term Debt
Total Senior Indebtedness (as defined) to EBITDA			1.0
Senior Revolving Credit Facility, due 2018 | Seventh Amendment | Midstates Sub
Long-Term Debt
Increase in borrowing capacity under the credit agreement														$ 252,400,000
Senior Revolving Credit Facility, due 2018 | Minimum
Long-Term Debt
Interest rate added to base rate (as a percent)										2.00%
Percentage of outstanding loans and other obligations held by lenders, on whose behalf the administrative agent may request for redetermination of borrowing base								67.00%		67.00%
Current ratio										1.0			1.0
Minimum aggregate principal amount as a percentage of the then effective borrowing base as default provision								5.00%
Senior Revolving Credit Facility, due 2018 | Minimum | LIBOR Loans
Long-Term Debt
Interest rate added to base rate (as a percent)								2.00%
Senior Revolving Credit Facility, due 2018 | Maximum
Long-Term Debt
Interest rate added to base rate (as a percent)										3.00%
Additional borrowing base redeterminations at company request per 6 month period following each scheduled borrowing base redetermination | item								1		1
Senior Revolving Credit Facility, due 2018 | Maximum | LIBOR Loans
Long-Term Debt
Interest rate added to base rate (as a percent)								3.00%
2020 Senior Notes, 2021 Senior Notes, Second Lien Notes and Third Lien Notes | Minimum
Long-Term Debt
Principal amount- debt default provision								$ 50,000,000
Unsecured Notes
Long-Term Debt
Percentage of exchanged debt's par value		70.00%	80.00%					80.00%
2020 Senior Notes
Long-Term Debt
Carrying Value, beginning balance								$ 600,000,000
Exchanges	(306,400,000)	$ 26,600,000	$ 279,800,000					(242,445,000)
Deferred Gain on Forgiven Debt								(63,930,000)
Carrying Value, ending balance								293,625,000		$ 600,000,000			$ 600,000,000
Total debt										600,000,000	$ 600,000,000		600,000,000
Principle Balance Outstanding							$ 600,000,000	293,625,000
Stated Interest Rate (as a percent)			10.75%				10.75%
Principal amount extinguished		63,900,000
Redemption price, upon the occurrence of certain change of control events (as a percentage)								101
Estimated fair value of the Notes								$ 121,100,000		327,000,000			$ 327,000,000
Effective annual interest rate (as a percent)													11.10%
2020 Senior Notes | Any time prior to October 1, 2015
Long-Term Debt
Redemption period, start date								Oct. 01, 2012
Redemption period, end date							Sep. 30, 2015	Sep. 30, 2015
Redemption price, with net proceeds from equity offering (as a percentage)								110.75%
2020 Senior Notes | Any time before October 1, 2016
Long-Term Debt
Redemption period, start date								Oct. 01, 2012
Redemption period, end date							Sep. 30, 2016	Sep. 30, 2016
Redemption price (as a percentage)							100.00%
2020 Senior Notes | Maximum | Any time prior to October 1, 2015
Long-Term Debt
Percentage of aggregate principal amount can be redeemed with net proceeds of equity offering								35.00%
2021 Senior Notes
Long-Term Debt
Carrying Value, beginning balance								$ 700,000,000
Exchanges	352,300,000	2,000,000	$ 350,300,000					(281,676,000)
Deferred Gain on Forgiven Debt								(70,672,000)
Carrying Value, ending balance								347,652,000		700,000,000			$ 700,000,000
Total debt										700,000,000	$ 700,000,000		700,000,000
Principle Balance Outstanding						$ 700,000,000		347,652,000
Stated Interest Rate (as a percent)			9.25%			9.25%
Principal amount extinguished		70,700,000
Redemption price, upon the occurrence of certain change of control events (as a percentage)								101
Estimated fair value of the Notes								$ 137,800,000		$ 357,000,000			$ 357,000,000
Effective annual interest rate (as a percent)										9.60%	9.50%
2021 Senior Notes | Midstates Sub
Long-Term Debt
Ownership interest (as a percent)						100.00%
2021 Senior Notes | Any time prior to October 1, 2015
Long-Term Debt
Redemption period, end date						May 31, 2016
Redemption price (as a percentage)						100.00%
2021 Senior Notes | Prior to June 1, 2016
Long-Term Debt
Redemption period, start date								May 31, 2013
Redemption period, end date								May 31, 2016
Redemption price, with net proceeds from equity offering (as a percentage)								109.25%
Redemption price (as a percentage)								100.00%
2021 Senior Notes | Maximum | Prior to June 1, 2016
Long-Term Debt
Percentage of aggregate principal amount can be redeemed with net proceeds of equity offering								35.00%
Second Lien Notes
Long-Term Debt
Borrowings								$ 625,000,000
Deferred Gain on Forgiven Debt								47,082,000
Amortization of Forgiven Debt								(896,000)
Carrying Value, ending balance								671,186,000
Unamortized Deferred Gain on Debt Forgiven								(46,186,000)
Principle Balance Outstanding			$ 625,000,000					$ 625,000,000
Stated Interest Rate (as a percent)			10.00%					10.00%
Estimated fair value of the Notes								$ 601,600,000
Debt Instrument, Number of Days To File Registration Statement			270 days
Third Lien Notes
Long-Term Debt
Exchanges								524,121,000
Deferred Gain on Forgiven Debt								87,520,000
Amortization of Forgiven Debt								(879,000)
PIK interest								1,187,000
Carrying Value, ending balance								611,949,000
Unamortized Deferred Gain on Debt Forgiven								(86,641,000)
Principle Balance Outstanding	$ 20,000,000	$ 20,000,000	$ 504,100,000					$ 525,308,000
Stated Interest Rate (as a percent)			12.00%
PIK Interest								2.00%
Estimated fair value of the Notes								$ 420,300,000
Effective annual interest rate (as a percent)								12.00%
Debt Instrument, Number of Days To File Registration Statement			270 days
Cash interest rate								10.00%